Fair value of assets and liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [Line Items]
Description of valuation methods	The estimated fair values represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a market-based measurement, which is based on assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability. Fair values of financial assets and liabilities are based on quoted prices in active market where available. When such quoted prices are not available, the fair value is determined by using valuation techniques. The fair value hierarchy consists of three levels, depending upon whether fair values were determined based on (unadjusted) quoted prices in an active market (Level 1), valuation techniques with observable inputs (Level 2) or valuation techniques that incorporate inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument (Level 3). The Covid-19 pandemic impacted the global financial markets in 2020. In the beginning of 2020, ING observed large volatility in the market resulting in widened spreads, markets distortion and illiquidity in some specific markets which has stressed ING’s valuation processes and movements in level classifications. The volatility in the market has stabilised in the course of 2020 and has largely returned to pre-pandemic levels. In 2020, Financial Assets and Liabilities, including Level 3, continued to be valued using agreed methodologies and ING continued to limit the unobservable input to arrive at the most appropriate Fair Market value.
Confidence range	Instruments, where inputs are unobservable are classified in this category, provided that the impact of those unobservable inputs on the overall valuation is insignificant. The notion of significant is particularly relevant for the distinction between Level 2 and Level 3 assets and liabilities. ING Group has chosen to align the definition of significance with the 90% confidence range as captured in the prudent value definition by EBA where possible. The same 90% confidence range is applied to model uncertainty. If the combined change in asset value resulting from the shift of the unobservable parameters and the model uncertainty exceeds the threshold, the asset is classified as Level 3. A value change below the threshold results in a Level 2 classification.
Significant confidence range percentage	90.00%
Financial assets at fair value	€ 44,305.0	€ 41,600.0
Financial liabilities measured at fair value	82,781.0	77,942.0
Transfers between Level 1 and Level 2
Financial assets classified as Level 3 based on quoted price	€ 2,100.0	€ 2,500.0
Percentage on financial asset based on unadjusted quoted price	52.30%	52.60%
Amount of risk neutral designed financial assets	€ 900.0	€ 1,300.0
Remaining financial assets classified as level 3 using valuation techniques	1,100.0	1,000.0
Financial Liabilities classified as Level 3 based on unadjusted quoted price	100.0	200.0
Financial Liabilities designed to be fully neutral in terms of market risk	€ 100.0	100.0
Comparative price percentage for securities without quoted prices and without expected price recovery	0.00%
Comparative price percentage for securities without quoted prices and with expected price recovery	100.00%
Minimum level of volatility	0.00%
Description of interest rate	Reset spreads are key inputs to mortgage linked prepayment swaps valuation. Reset spread is the future spread at which mortgages will re-price at interest rate reset dates.
Property and equipment	€ 2,841.0	3,172.0
Mortgage prepayment rate	5.00%
Amount reclassified to mandatorily fair value through profit or loss.	€ 0.3
Financial liabilities, class [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Unrealised gains on (losses) recognised in the statement of profit or loss	(4.0)	115.0
Financial assets at fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Unrealised gains on (losses) recognised in the statement of profit or loss	312.0	43.0
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets, at fair value	4,101.0	4,768.0	€ 5,387.0
Financial liabilities measured at fair value	€ 398.0	€ 490.0
Percentage on financial asset based on unadjusted quoted price	34.60%	39.30%
Remaining financial liabilities classified as level 3 using valuation techniques	€ 200.0	€ 200.0
Percentage of valuation certainty	90.00%